UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30, 2018

Date of reporting period: October 31, 2017

Item 1. Reports to Stockholders.

Exchange Traded Concepts TrusT ROBO Global® Robotics and Automation Index ETF

Semi-Annual Report

October 31, 2017
(Unaudited)

ROBO Global®

Robotics and Automation Index ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to the Financial Statements	9
Disclosure of Fund Expenses	17
Supplemental Information	18

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-456-ROBO; and (ii) on the Commission’s website at http://www.sec.gov.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK** — 99.4%
Canada — 2.0%
Industrials — 2.0%
ATS Automation Tooling Systems*	1,472,048	$16,957,500
Maxar Technologies	264,444	16,741,350
Total Canada		33,698,850

China — 1.7%
Information Technology— 1.7%
Hollysys Automation Technologies	1,281,571	28,771,269
Total China		28,771,269

Finland — 0.9%
Industrials— 0.9%
Cargotec, Cl B	240,728	14,218,042
Total Finland		14,218,042

France — 2.4%
Industrials— 1.0%
Schneider Electric	177,859	15,632,928

Information Technology— 1.4%
Dassault Systemes	147,422	15,657,394
Parrot*	631,070	7,866,228
		23,523,622
Total France		39,156,550

Germany — 5.0%
Industrials— 4.0%
KION Group	159,741	12,786,203
Krones	198,452	25,095,193
Siemens	104,881	14,967,117
SLM Solutions Group*	322,324	13,329,880
		66,178,393
Information Technology— 1.0%
Jenoptik	470,585	15,845,877
Total Germany		82,024,270

Israel — 1.3%
Health Care— 1.3%
Mazor Robotics*	682,056	21,504,961
Total Israel		21,504,961

Japan — 25.2%
Consumer Discretionary— 1.0%
Denso	306,371	16,694,968

Industrials— 15.0%
Aida Engineering	1,290,651	14,970,325
Daifuku	561,917	27,247,757
Daihen	1,710,546	15,354,721
FANUC	138,528	32,148,054
Harmonic Drive Systems	539,169	27,900,323
Mitsubishi Electric	999,744	16,993,800
Nabtesco	721,910	28,525,705
Nachi-Fujikoshi	2,683,606	16,390,236
SMC	40,376	15,364,413
THK	450,657	16,339,935
Toshiba Machine	2,832,669	17,450,218
Yushin Precision Equipment	726,935	20,407,662
		249,093,149
Information Technology— 9.2%
Amano	1,139,700	27,903,242
Keyence	52,724	29,152,943
Omron	534,058	29,703,833
Topcon	850,153	17,829,047
Yaskawa Electric	861,149	30,617,284
Yokogawa Electric	882,778	16,609,868
		151,816,217
Total Japan		417,604,334

South Korea — 1.1%
Information Technology— 1.1%
Koh Young Technology	258,402	17,713,459
Total South Korea		17,713,459

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2017 (Unaudited) (Continued)

Description	Shares	Fair Value
Sweden — 1.9%
Health Care— 0.9%
Elekta, Cl B	1,458,029	$14,019,845

Information Technology— 1.0%
Hexagon, Cl B	305,489	15,665,261
Total Sweden		29,685,106

Switzerland — 4.4%
Health Care— 0.9%
Tecan Group	72,122	15,266,595

Industrials— 2.6%
ABB	1,093,176	28,601,555
Kardex	131,030	15,616,336
		44,217,891
Information Technology— 0.9%
u-blox Holding	76,303	14,988,089
Total Switzerland		74,472,575

Taiwan — 5.7%
Industrials— 3.9%
Airtac International Group	1,033,932	16,746,822
Hiwin Technologies	3,068,703	30,728,234
Teco Electric and Machinery	16,831,000	15,709,566
		63,184,622
Information Technology— 1.8%
Advantech	2,132,770	14,567,569
Delta Electronics	2,987,187	14,361,714
		28,929,283
Total Taiwan		92,113,905

United Kingdom — 1.0%
Information Technology— 1.0%
Renishaw	240,461	15,822,323
Total United Kingdom		15,822,323

United States — 46.8%
Consumer Discretionary— 1.4%
iRobot*	350,092	23,522,682

Energy— 3.1%
Helix Energy Solutions Group*	2,126,728	14,504,285
Oceaneering International	1,055,369	21,339,561
TechnipFMC	554,337	15,183,291
		51,027,137
Health Care— 5.6%
Accuray*	5,964,128	28,329,608
Intuitive Surgical*	77,584	29,121,930
QIAGEN	495,939	16,792,494
Varian Medical Systems*	175,010	18,234,292
		92,478,324
Industrials— 11.8%
Aerovironment*	509,849	26,083,875
Deere	120,337	15,990,381
ExOne*	887,597	9,435,156
John Bean Technologies	154,589	16,525,564
Lincoln Electric Holdings	161,277	14,784,263
Nordson	129,346	16,386,845
Northrop Grumman	54,312	16,050,825
Raven Industries	854,753	28,762,438
Rockwell Automation	155,949	31,317,678
Teledyne Technologies*	98,311	16,708,938
		192,045,963
Information Technology— 24.9%
3D Systems*	1,100,519	13,624,425
Ambarella*	324,024	18,287,915
Autodesk*	134,354	16,788,876
Brooks Automation	559,194	19,230,682
Cadence Design Systems*	338,311	14,601,503
Cognex	244,284	30,083,575
FARO Technologies*	597,137	30,931,697
FLIR Systems	394,535	18,472,129
Immersion*	1,477,735	11,940,099
IPG Photonics*	146,935	31,283,931
Manhattan Associates*	375,505	15,718,639
Microchip Technology	174,428	16,535,775
National Instruments	366,753	16,503,885
Nuance Communications*	957,823	14,118,311
NVIDIA	87,420	18,079,330
PTC*	267,930	17,803,949
QUALCOMM	285,830	14,580,188
Stratasys*	649,659	14,630,321

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2017 (Unaudited) (Concluded)

Description	Shares	Fair Value
Teradyne	418,800	$17,962,332
Trimble Navigation*	386,312	15,792,434
Xilinx	198,399	14,620,022
Zebra Technologies, Cl A*	256,000	29,693,440
		411,283,458
Total United States		770,357,564

Total Common Stock
(Cost $1,406,502,443)		1,637,143,208

Total Investments - 99.4%
(Cost $1,406,502,443)		$1,637,143,208

Percentages are based on Net Assets of $1,647,726,459.

*	Non-income producing security.

**	All or a portion of these securities are considered delayed deliveries.

Cl — Class

As of October 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under the U.S. GAAP.

For the period ended October 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended October 31, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Statement of Assets and Liabilities

October 31, 2017 (Unaudited)

Assets:
Investments at Cost	$1,406,502,443
Cost of Foreign Currency	1,475,206
Investments at Fair Value	$1,637,143,208
Cash and Cash Equivalents	7,905,541
Foreign Currency at Value	1,479,022
Receivable for Capital Shares Sold	16,112,749
Dividends Receivable	1,799,590
Receivable for Investment Securities Sold	1,398,615
Reclaims Receivable	146,998
Unrealized Appreciation on Forward Foreign Currency Contracts	1,060
Total Assets	1,665,986,783

Liabilities:
Payable for Investment Securities Purchased	17,046,807
Advisory Fees Payable	1,213,329
Unrealized loss on foreign currency spots contracts	188
Total Liabilities	18,260,324

Net Assets	$1,647,726,459

Net Assets Consist of:
Paid-in Capital	$1,404,954,229
Undistributed Net Investment Income	753,753
Accumulated Net Realized Gain on Investments	11,388,079
Net Unrealized Appreciation on Investments	230,640,765
Net Unrealized Depreciation on Foreign Currency Translations	(10,367)
Net Assets	$1,647,726,459

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	40,700,000
Net Asset Value, Offering and Redemption Price Per Share	$40.48

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Statement of Operations

For the six month period ended October 31, 2017 (Unaudited)

Investment Income:
Dividends	$5,448,743
Less: Foreign Taxes Withheld	(553,220)
Total Investment Income	4,895,523

Expenses:
Advisory Fees	4,606,707
Total Expenses	4,606,707

Net Investment Income	288,816

Net Realized Gain (Loss) on:
Net Realized Gain on Investments(1)	25,397,557
Net Realized Loss on Foreign Currency Transactions	(137,230)
Net Change in Unrealized Appreciation on Investments	182,349,779
Net Change in Unrealized Depreciation on Foreign Currency Translations	(5,266)
Net Realized and Unrealized Gain on Investments and Foreign Currency Translations	207,604,840

Net Increase in Net Assets Resulting from Operations	$207,893,656

(1)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Statements of Changes in Net Assets

	Period Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations:
Net Investment Income	$288,816	$734,636
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	25,260,327	(3,299,630)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	182,344,513	52,955,191
Net Increase in Net Assets Resulting from Operations	207,893,656	50,390,197

Dividends and Distributions to Shareholders:
Investment Income	—	(246,924)
Total Dividends and Distributions to Shareholders	—	(246,924)

Capital Share Transactions:
Issued	1,042,481,052	375,620,589
Redeemed	(88,202,343)	(32,108,120)
Increase in Net Assets from Capital Share Transactions	954,278,709	343,512,469

Total Increase in Net Assets	1,162,172,365	393,655,742

Net Assets:
Beginning of Period	485,554,094	91,898,352
End of Period (Includes Undistributed Net Investment Income of $753,753 and $464,937, respectively)	$1,647,726,459	$485,554,094

Share Transactions:
Issued	28,450,000	12,100,000
Redeemed	(2,450,000)	(1,050,000)
Net Increase in Shares Outstanding from Share Transactions	26,000,000	11,050,000

(1)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Financial Highlights

(Unaudited)

Selected Per Share Data & Ratios
For the Period ended October 31, 2017 and year/period ended April 30,
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(3)
ROBO Global® Robotics and Automation Index ETF
2017‡‡	$ 33.03	$ 0.01	$ 7.44	$ 7.45	$ —	$ —	$ —	$ 40.48	$ 40.67	22.56%	$ 1,647,726	0.95%(2)	0.06%(2)	17%
2017	25.18	0.13	7.77	7.90	(0.05)	—	(0.05)	33.03	33.11	31.43	485,554	0.95	0.45	45
2016	26.67	0.06	(1.48)	(1.42)	(0.07)	—	(0.07)	25.18	24.76	(5.32)	91,898	0.95	0.25	25
2015	25.96	0.08	0.70	0.78	(0.05)	(0.02)	(0.07)	26.67	26.57	3.04	125,330	0.95	0.29	23
2014‡	25.00	—**	0.96†	0.96	—	—	—	25.96	26.05	3.84	105,150	0.95(2)	0.02(2)	8

‡‡	For the six-month period ended October 31, 2017.

‡	Commenced operations on October 21, 2013.

*	Per share data calculated using average shares method.

**	Amount represents less than $0.01.

†

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)	Total return is for the period indicated and has not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2017 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with ten investment portfolios. The financial statements herein are those of the ROBO Global® Robotics and Automation Index ETF (the “Fund”). Until September 17, 2015 the Fund was named ROBO-STOX™ Global Robotics and Automation Index ETF. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. The Fund commenced operations on October 21, 2013.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trusts’ Fair Value Procedures.

ROBO Global®

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes (continued) — The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,500, up to a maximum of $2,000. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500, up to a maximum of $2,000, to the Adviser. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

ROBO Global®

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2017:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO Global® Robotics and Automation Index ETF	50,000	$1,500	$2,024,000	$1,500

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with ROBO Global®, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Sub-Advisory Agreement

Vident Investment Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Fund’s sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

Under the Sub-Advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

ROBO Global®

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2017 (Unaudited) (Continued)

3. AGREEMENTS (concluded)

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended October 31, 2017, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Robotics and Automation Index ETF	$230,675,250	$161,319,083

For the period ended October 31, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO Global® Robotics and Automation Index ETF	$968,409,489	$85,415,462	$35,289,401

For the year ended April 30, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO Global® Robotics and Automation Index ETF	$325,729,776	$31,432,300	$1,912,552

There were no purchases or sales of long-term U.S. Government securities by the Fund.

ROBO Global®

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2017 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

During the year ended April 30, 2017, the Fund realized $1,912,552 of net capital gains resulting from in-kind redemptions in which shareholders exchanged fund shares for securities held by the Fund rather than cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the year ended April 30, 2017 and April 30, 2016 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
ROBO Global® Robotics and Automation Index ETF
2017	$246,924	$—	$—	$246,924
2016	276,635	—	—	276,635

As of April 30, 2017, the components of tax basis accumulated losses were as follows:

ROBO Global® Robotics and Automation Index ETF
Undistributed Ordinary Income	$464,751
Capital Loss Carryforwards	(7,101,110)
Unrealized Appreciation	41,514,747
Other Temporary Differences	186
Total Distributable Earnings	$34,878,574

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2017, the Fund has the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-expiring Short-Term	Non-expiring Long-Term	Total Capital Loss Carryforwards
ROBO Global® Robotics and Automation Index ETF	$1,734,768	$5,366,342	$7,101,110

ROBO Global®

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2017 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

For Federal income tax purposes, the cost of securities owned at October 31, 2017, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at October 31, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
ROBO Global® Robotics and Automation Index ETF	$1,406,502,443	$251,186,539	$(20,545,774)	$230,640,765

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities or in depositary receipts of the Index, which reflects the performance of a portfolio holding robotics-related and/or automation-related companies.

Robotics and Automation Companies Risk: The Fund invests primarily in the equity securities of robotics and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Robotics and Automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

ROBO Global®

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2017 (Unaudited) (Concluded)

7. OTHER

At October 31, 2017, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

8. Regulatory Matters

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies.In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

ROBO Global®

Robotics and Automation Index ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 05/01/17	Ending Account Value 10/31/17	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$1,225.60	0.95%	$5.05
Hypothetical 5% Return	$1,000.00	$1,019.36	0.95%	$4.58

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period shown).

ROBO Global®

Robotics and Automation Index ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.roboglobaletfs.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway

Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

ROB-SA-001-0500

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: December 29, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: December 29, 2017